Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Schedule of deferred taxation

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Liabilities
– Mining assets	899.9	893.2
– Right-of-use assets	124.6	134.0
– Investment in environmental trust funds	4.1	4.0
– Inventories	14.7	16.4
– Unremitted earnings	—	12.6
– Other	5.4	9.0
Liabilities	1,048.7	1,069.2
Assets
– Provisions	(131.2)	(131.9)
– Tax losses[1]	(49.7)	(61.8)
– Unredeemed capital expenditure[1]	(499.2)	(477.3)
– Lease liabilities	(128.3)	(130.9)
– Unrealised loss on financial instruments	—	(7.4)
Assets	(808.4)	(809.3)
Net deferred taxation liabilities	240.3	259.9
Included in the statement of financial position as follows:
Deferred taxation assets	(260.6)	(240.0)
Deferred taxation liabilities	500.9	499.9
Net deferred taxation liabilities	240.3	259.9
Balance at beginning of the year	259.9	168.1
Recognised in profit or loss	(27.2)	66.0
Recognised in OCI	(2.0)	1.2
Translation adjustment	9.6	24.6
Balance at end of the year	240.3	259.9
[1]Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 10, to the extent that the tax paying entities will have taxable profits in the foreseeable future (per the life-of-mine models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine models.